Average Annual Total Returns - Federated Hermes MDT Balanced Fund	A 1 Year	A 5 Years	A 10 Years	C 1 Year	C 5 Years	C 10 Years	IS 1 Year	IS 5 Years	IS 10 Years	IS Return After Taxes on Distributions 1 Year	IS Return After Taxes on Distributions 5 Years	IS Return After Taxes on Distributions 10 Years	IS Return After Taxes on Distributions and Sale of Fund Shares 1 Year	IS Return After Taxes on Distributions and Sale of Fund Shares 5 Years	IS Return After Taxes on Distributions and Sale of Fund Shares 10 Years	R6 1 Year	R6 5 Years	R6 10 Years	S&P 500 Index(reflects no deduction for fees, expenses or taxes) 1 Year		S&P 500 Index(reflects no deduction for fees, expenses or taxes) 5 Years		S&P 500 Index(reflects no deduction for fees, expenses or taxes) 10 Years		Bloomberg Barclays U.S. Aggregate Bond Index(reflects no deduction for fees, expenses or taxes) 1 Year		Bloomberg Barclays U.S. Aggregate Bond Index(reflects no deduction for fees, expenses or taxes) 5 Years		Bloomberg Barclays U.S. Aggregate Bond Index(reflects no deduction for fees, expenses or taxes) 10 Years		Blended Index(reflects no deduction for fees, expenses or taxes) 1 Year		Blended Index(reflects no deduction for fees, expenses or taxes) 5 Years		Blended Index(reflects no deduction for fees, expenses or taxes) 10 Years		Morningstar Allocation-50% to 70% Equity Funds Average(reflects no deduction for fees, expenses or taxes) 1 Year		Morningstar Allocation-50% to 70% Equity Funds Average(reflects no deduction for fees, expenses or taxes) 5 Years		Morningstar Allocation-50% to 70% Equity Funds Average(reflects no deduction for fees, expenses or taxes) 10 Years
Total	9.49%	8.87%	8.16%	14.00%	9.27%	7.95%	16.14%	10.38%	9.04%	14.38%	8.90%	8.14%	9.79%	7.71%	7.10%	16.11%	10.30%	8.69%	18.40%	[1]	15.22%	[1]	13.88%	[1]	7.51%	[2]	4.44%	[2]	3.84%	[2]	14.73%	[3]	11.11%	[3]	10.02%	[3]	11.72%	[4]	8.99%	[4]	7.90%	[4]

[1]	The S&P 500 Index is an unmanaged, capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
[2]	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated,fixed-rate taxable bond market.
[3]	The Fund’s Blended Index, which reflects 60% of the S&P 500 Index and 40% of the Bloomberg Barclays U.S. Aggregate Bond Index, is being used for comparison purposes because, although it is not the Fund’s broad-based securities market index, the Fund’s Adviser believes it is more reflective of the Fund’s balanced investment style.
[4]	Morningstar figures represent the average of the total returns reported by all the mutual funds designated by Morningstar as falling into the respective category indicated.